Acquisition of Fortress Cove (Details Narrative) - USD ($)		12 Months Ended
	May 06, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Impairment of intangible assets		$ 37,480	$ 14,755,560
Guangzhou Beauty Wellness Health Technology Co Ltd [Member]
Business Combination [Line Items]
Impairment of intangible assets	$ 279,025
Guangzhou Yoroyal Medical Technology Co Ltd [Member]
Business Combination [Line Items]
Impairment of intangible assets	$ 58,803
Fortress Cove Limited (“Fortress Cove”) [Member]
Business Combination [Line Items]
Business aquisition, description	The acquisition closed on May 8, 2024 (“Acquisition Date”). Meng Dong (James) Tan, a significant shareholder of EUDA, who holds 17.8% of the currently issued and outstanding ordinary shares of the EUDA, is also a 40% shareholder of Fortress Cove before the Acquisition Date.
Impairment of intangible assets	$ 14,755,560
CK Health Plus Sdn Bhd [Member] | Minimum [Member]
Business Combination [Line Items]
Net income loss		5,000,000	2,000,000
Share Purchase Agreement [Member] | Minimum [Member]
Business Combination [Line Items]
Net income loss		$ 5,000,000.0	$ 2,000,000.0
Share Purchase Agreement [Member] | Fortress Cove Limited (“Fortress Cove”) [Member]
Business Combination [Line Items]
Owned percentage	100.00%
Business acquisition, share issued	500,000
Business acquisition, share issued, value	$ 15,000,000.0
Share Purchase Agreement [Member] | CK Health Plus Sdn Bhd [Member]
Business Combination [Line Items]
Business acquisition, share issued	428,571
Business acquisition, share issued, value	$ 15,000,000
Business acquisition, share price	$ 35.0